Business Combinations - Summary of Fair Value of Assets Acquired, Liabilities Assumed and Stockholders' Equity Exchanged (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Cash and cash equivalents	$ 48,348	$ 48,348
Securities available for sale	44,372	44,372
Loans	179,408	179,408
Premises and equipment	8,727	8,727
Federal Home Loan Bank stock	1,540	1,540
Bank owned life insurance	4,585	4,585
Deferred tax asset	2,095	2,095
Goodwill	9,500	9,500
Core deposit intangible	655	655
Accrued interest receivable	685	685
Other real estate owned	32	32
Other assets	98	98
Total assets acquired	300,045	300,045
Deposits	225,927	225,927
Federal Home Loan Bank advances	31,480	31,480
Other borrowings	3,285	3,285
Other liabilities	729	729
Preferred Stock	5,700	5,700
Total liabilities assumed	267,121	267,121
Net assets acquired	32,924	32,924
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	10,183	10,183
Securities available for sale	44,372	44,372
Loans	171,476	171,476
Premises and equipment	6,097	6,097
Federal Home Loan Bank stock	1,540	1,540
Bank owned life insurance	4,585	4,585
Deferred tax asset	2,095	2,095
Goodwill	8,662	8,662
Core deposit intangible	588	588
Accrued interest receivable	685	685
Other real estate owned	32	32
Other assets	82	82
Total assets acquired	250,397	250,397	$ 250,400
Deposits	178,912	178,912
Federal Home Loan Bank advances	31,480	31,480
Other borrowings	3,285	3,285
Other liabilities	726	726
Preferred Stock	5,700	5,700
Total liabilities assumed	220,103	220,103	$ 214,400
Net assets acquired	30,294	30,294
First Federal Branch Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	38,165	38,165
Loans	7,932	7,932
Premises and equipment	2,630	2,630
Goodwill	838	838
Core deposit intangible	67	67
Other assets	16	16
Total assets acquired	49,648	49,648
Deposits	47,015	47,015
Other liabilities	3	3
Total liabilities assumed	47,018	47,018
Net assets acquired	$ 2,630	$ 2,630